Borrowings and financial liabilities - Accounting treatment of the day one loss (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Borrowings and financial liabilities
Day one loss as of the issue date (11/19/2021)	€ 1,444
Straight-line amortization of the day one loss through financial expense	(54)
Deferred day one loss recognized as financial asset (see Notes 5 and 6)	€ 1,390